Schedule of Investments
May 31, 2025 (unaudited)
Archer Multi Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 87.26%

Abrasive, Asbestos, & Miscellaneous Nonmetallic Mineral Products - 0.84%
Owens Corning	660	88,407

Adhesives & Sealants - 0.87%
CSW Industrials, Inc.	300	91,737

Chemicals & Allied Products - 1.11%
Balchem Corp. (2)	701	116,857

Computer Hardware - 1.24%
Pure Storage, Inc. Class A (2)	2,450	131,296

Crude Petroleum & Natural Gas - 1.46%
Expand Energy Corp	1,325	153,872

Electrical Work - 1.13%
Comfort Systems USA, Inc.	250	119,558

Electronic Computers - 0.88%
Apple, Inc.	461	92,592

Electric Services - 1.12%
EMCOR Group, Inc.	250	117,965

Fabricated Rubber Products - 1.47%
Carlisle Cos., Inc.	410	155,874

Finance Services - 2.65%
Mara Holdings, Inc. (2)	6,800	96,016
Mr. Cooper Group, Inc. (2)	1,425	184,580

		280,596

Fire, Marine & Casualty Insurance - 1.59%
Berkshire Hathaway, Inc. Class B (2)	334	168,323

General Industrial Machinery & Equipment, NEC - 1.03%
Zurn Elkay Water Solutions, Corp.	3,000	108,570

Hospital & Medical Service Plans- 0.94%
UnitedHealth Group, Inc.	328	99,026

Laboratory Analytical Instruments - 1.50%
Avantor, Inc. (2)	6,900	89,079
Illumina, Inc. (2)	850	69,904

		158,983

Misc. Industrial & Commercial Machinery & Equipment - 1.01%
MOOG, Inc. Class A	575	106,553

Motor Vehicles & Passenger Car Bodies - 2.39%
Federal Signal Corp.	1,643	154,557
Tesla, Inc. (2)	284	98,395

		252,952

National Commercial Banks - 2.66%
Bank of America Corp.	2,600	114,738
JPMorgan Chase & Co.	629	166,056

		280,794

Operative Builders - 0.84%
Meritage Homes Corp.	1,400	89,054

Optical Instruments & Lenses - 0.86%
Coherent Corp. (2)	1,200	90,756

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.00%
RPM International, Inc.	925	105,302

Patent Owners & Lessors - 2.10%
Interdigital, Inc.	1,021	221,822

Petroleum Refining - 1.41%
Exxon Mobil Corp.	1,453	148,642

Pharmaceutical Preparations - 4.63%
AbbVie, Inc.	846	157,449
Eli Lilly and Co.	144	106,224
Johnson & Johnson	789	122,461
United Therapeutics Corp. (2)	325	103,626

		489,760

Plastics Products, NEC - 1.18%
Armstrong World Industries	800	124,504

Printed Circuit Boards - 1.12%
Flex Ltd. (2)	2,800	118,440

Retail - Auto Dealers & Gasoline Stations - 2.64%
Caseys General Stores, Inc.	290	126,950
Group 1 Automotive, Inc.	360	152,611

		279,562

Retail-Catalog & Mail-Order Houses - 1.02%
Amazon.com, Inc. (2)	524	107,425

Retail-Department Stores - 1.30%
Burlington Stores, Inc. (2)	603	137,647

Retail-Eating & Drinking Places - 2.44%
Shake Shack, Inc. Class A (2)	860	111,619
Brinker International, Inc. (2)	850	146,736

		258,355

Retail-Home Furniture, Furnishings & Equipment Stores - 1.25%
Williams-Sonoma, Inc.	820	132,643

Retail-Lumber & Other Building Materials Dealers - 1.03%
The Home Depot, Inc.	295	108,646

Retail- Variety Stores - 2.68%
Costco Wholesale Corp.	125	130,023
Walmart, Inc.	1,550	153,016

		283,039

Security Brokers, Dealers & Flotation Companies - 1.69%
Interactive Brokers Group	850	178,228

Semiconductors & Related Devices - 2.89%
Broadcom, Inc.	495	119,825
NVIDIA Corp.	860	116,212
Semtech Corp. (2)	1,850	69,061

		305,097

Services-Business Services - 5.22%
Etsy, Inc. (2)	2,150	119,003
MasterCard, Inc. Class A	215	125,904
RB Global, Inc.	1,660	174,798
Visa, Inc. Class A	362	132,199

		551,903

Services-Computer Programming, Data Processing - 5.07%
Alphabet, Inc.	1,203	207,939
Alphabet, Inc. Class A	607	104,246
Meta Platforms, Inc. Class A	346	224,032

		536,216

Services-Engineering Services - 1.12%
AECOM	1,075	118,089

Services-Equipment Rental & Leasing, NEC - 1.66%
Air Lease Corp.	3,050	175,711

Services-Prepackaged Software - 6.70%
ACI Worldwide, Inc. (2)	2,900	134,154
Docusign, Inc. (2)	1,250	110,763
Dynatrace, Inc. (2)	2,075	112,071
Manhattan Associates, Inc. (2)	725	136,866
Microsoft Corp.	270	124,297
Salesforce, Inc.	340	90,226

		708,376

Services-Streaming Services - 2.00%
Netflix, Inc. (2)	175	211,265

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.13%
The Procter & Gamble Co.	700	118,923

Surgical & Medical Instruments & Apparatus - 2.49%
Inspire Medical Systems, Inc. (2)	600	82,920
Merit Medical Systems, Inc. (2)	1,900	180,557

		263,477

Totalizing Fluid Meters & Counting Devices - 1.74%
Badger Meter, Inc.	740	183,683

Transportation Services - 0.92%
XPO Logistics, Inc. (2)	850	96,756

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.41%
Dycom Industries, Inc. (2)	650	149,448

Wholesale-Groceries & Related Products - 1.27%
US Foods Holdings Corp. (2)	1,700	134,504

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 1.41%
Watsco, Inc.	335	148,596

Wholesale-Metals Service Centers & Offices - 1.18%
Reliance Steel & Aluminum Co.	425	124,449

Total Common Stock	(Cost $ 8,224,329)	9,224,270

Real Estate Investment Trust - 4.89%

CareTrust REIT, Inc.	5,700	163,932
Essential Properties Realty Trust, Inc.	3,650	118,625
Macerich Co.	5,700	92,226
Terreno Realty Corp.	2,525	142,461

Total Real Estate Investment Trusts	(Cost $ 538,158)	517,244

Money Market Registered Investment Companies - 7.79%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 4.14% (3)	823,523	823,523

Total Money Market Registered Investment Companies	(Cost $ 823,523)	823,523

Total Investments - 99.94%	(Cost $ 9,586,011)	10,565,037

Other Assets Less Liabilities - 0.06%		5,832

Total Net Assets - 100.00%		10,570,869

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$10,565,037	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$10,565,037	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2025.